Jun. 14, 2019
Supplement dated June 14, 2019
to the Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information of the Funds Listed Below

The revisions described herein are effective on or about July 15, 2019. This supplement amends and supersedes any contrary information relating to any share class offered by the Fund contained within the Fund's Summary Prospectus, Statutory Prospectus and Statement of Additional Information and is in addition to any existing supplement thereto for the Fund. You should read this Supplement in conjunction with the Fund's Summary Prospectus and Prospectus, as applicable, and retain it for future reference.

1. In the fee table in the section of the Summary Prospectus entitled "Fund Fees and Expenses", the maximum sales charge (load) imposed on purchases (as a percentage of offering price) for Class A shares is restated to read 3.25%.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios, Inc
PGIM Balanced Fund
Prudential Investment Portfolios 3
PGIM Global Dynamic Bond Fund
PGIM Strategic Bond Fund
Prudential Investment Portfolios 4
PGIM Muni High Income Fund
Prudential Investment Portfolios 6
PGIM California Muni Income Fund
Prudential Investment Portfolios 9
PGIM Absolute Return Bond Fund
PGIM International Bond Fund
Prudential Investment Portfolios, Inc. 14
PGIM Government Income Fund
Prudential Investment Portfolios, Inc. 15
PGIM High Yield Fund
Prudential Investment Portfolios, Inc. 17
PGIM Total Return Bond Fund
Prudential Global Total Return Fund, Inc.
PGIM Global Total Return Fund
PGIM Global Total Return (USD Hedged) Fund
Prudential National Muni Fund, Inc.
PGIM National Muni Fund
Prudential World Fund, Inc.
PGIM Emerging Markets Debt Hard Currency Fund
PGIM Emerging Markets Debt Local Currency Fund
The Target Portfolio Trust
PGIM Core Bond Fund
PGIM Corporate Bond Fund